Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 7,319	$ 7,915	$ 11,230
Interest expense	(60,134)	(51,577)	(52,308)
Foreign exchange gains/(losses)	(108,458)	(183,195)	$ (38,708)
(Loss) / gain from derivative financial instruments (ii)	571	51,670
Finance cost related to lease liabilities	(9,524)
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	(24,899)	(15,783)
Foreign exchange gains/(losses)	(72,424)	(33,041)
(Loss) / gain from derivative financial instruments (ii)	0	0
Finance cost related to lease liabilities	0
Financial asset at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	7,319	7,915
Interest expense	(35,208)	(35,794)
Foreign exchange gains/(losses)	(19,807)	(108,936)
(Loss) / gain from derivative financial instruments (ii)	(870)	0
Finance cost related to lease liabilities	0
Assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	(27)	0
Foreign exchange gains/(losses)	(16,227)	(41,218)
(Loss) / gain from derivative financial instruments (ii)	1,441	$ 51,670
Finance cost related to lease liabilities	$ (9,524)